Venezuelan Operations (Affect of Foreign Currency Translation) (Details) - Venezuela [Member] $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended
	May 31, 2014 USD ($) VEF / $	Feb. 28, 2015 USD ($) VEF / $	Dec. 31, 2016 USD ($) VEF / $	Mar. 09, 2016 USD ($) VEF / $	Feb. 28, 2014 USD ($) VEF / $
Official Exchange Rate [Member]
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change (VEF per US dollar) | VEF / $					6.30
Foreign currency exchange loss					$ 15,379
Official Exchange Rate [Member] | Other Operating Income (Expense) [Member]
Foreign Operations Disclosure [Line Items]
Write down of inventories					0
Official Exchange Rate [Member] | Foreign Currency Gain (Loss) [Member]
Foreign Operations Disclosure [Line Items]
Impairment of long-lived assets					$ 0
SICAD [Member]
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change (VEF per US dollar) | VEF / $	11.80
Foreign currency exchange loss	$ 19,697
SICAD [Member] | Other Operating Income (Expense) [Member]
Foreign Operations Disclosure [Line Items]
Write down of inventories	7,611
SICAD [Member] | Foreign Currency Gain (Loss) [Member]
Foreign Operations Disclosure [Line Items]
Impairment of long-lived assets	$ 0
SICAD II [Member]
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change (VEF per US dollar) | VEF / $		49.98
Foreign currency exchange loss		$ 38,963
SICAD II [Member] | Other Operating Income (Expense) [Member]
Foreign Operations Disclosure [Line Items]
Write down of inventories		9,937
SICAD II [Member] | Foreign Currency Gain (Loss) [Member]
Foreign Operations Disclosure [Line Items]
Impairment of long-lived assets		$ 45,186
SIMADI [Member]
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change (VEF per US dollar) | VEF / $				177.00
Foreign currency exchange loss				$ 8,046
SIMADI [Member] | Other Operating Income (Expense) [Member]
Foreign Operations Disclosure [Line Items]
Write down of inventories				3,250
SIMADI [Member] | Foreign Currency Gain (Loss) [Member]
Foreign Operations Disclosure [Line Items]
Impairment of long-lived assets				$ 7,804
DICOM [Member]
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change (VEF per US dollar) | VEF / $			215.34
Foreign currency exchange loss			$ 117
DICOM [Member] | Other Operating Income (Expense) [Member]
Foreign Operations Disclosure [Line Items]
Write down of inventories			401
DICOM [Member] | Foreign Currency Gain (Loss) [Member]
Foreign Operations Disclosure [Line Items]
Impairment of long-lived assets			$ 0